PREPAID AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PREPAID AND OTHER CURRENT ASSETS
Summary Of Prepaid Expenses And Other Current Assets
	March 31,	December 31,
(in thousands)	2022	2021
Deposits	$548	$548
Insurance	608	624
Supplier advances	1,395	575
Interest and taxes	98	147
Other	53	82
Total prepaid and other current assets	$2,702	$1,976

	December 31,	December 31,
(in thousands)	2021	2020
Deposits	$548	$572
Insurance	624	593
Supplier advances	575	504
Nevada building sale proceeds	-	2,800
Interest and taxes	147	-
Other	82	1,922
Total prepaid and other current assets	$1,976	$6,391